Stock-Based Compensation and Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation and Equity

NOTE 9—STOCK-BASED COMPENSATION AND EQUITY

313 Incentive Units

The Company’s indirect parent, 313 Acquisition LLC (“313”), which is majority owned by Blackstone, has authorized the award of profits interests, representing the right to share a portion of the value appreciation on the initial capital contributions to 313 (“Incentive Units”). In March 2015, a total of 4,315,106 Incentive Units previously issued to the Company’s Chief Executive Officer and President were voluntarily relinquished. The Company recorded all unrecognized stock-based compensation associated with such Incentive Units at the time the Incentive Units were relinquished. As of June 30, 2017, 85,812,836 Incentive Units had been awarded, and were outstanding, to current and former members of senior management and a board member, of which 42,169,456 were outstanding to the Company’s Chief Executive Officer and President. The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates (“Blackstone”). The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. The fair value of stock-based awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The grant date fair value was primarily determined using a Monte Carlo simulation valuation approach with the following assumptions: expected volatility varies from 55% to 125%; expected exercise term between 3.96 and 6.00 years; and risk-free rates between 0.62% and 1.18%.

Vivint Stock Appreciation Rights

The Company’s subsidiary, Vivint Group, Inc. (“Vivint Group”), has awarded Stock Appreciation Rights (“SARs”) to various levels of key employees, pursuant to an omnibus incentive plan. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Group. The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313. The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. In connection with this plan, 24,646,062 SARs were outstanding as of June 30, 2017. In addition, 53,621,891 SARs have been set aside for funding incentive compensation pools pursuant to long-term incentive plans established by the Company. On April 1, 2015, a new plan was created and all issued and outstanding Vivint, Inc. (“Vivint”) SARs were re-granted and all reserved SARs were converted under the new Vivint Group plan. The Company assessed the conversion of the SARs as a modification of equity instruments. The restructuring did not change the fair value of the existing awards and as such, no incremental compensation expense was incurred as a result of the restructuring.

The fair value of the Vivint Group awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility varies from 55% to 125%, expected dividends of 0%; expected exercise term between 6.00 and 6.47 years; and risk-free rates between 0.61% and 1.77%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Group awards.

Wireless Stock Appreciation Rights

The Company’s subsidiary, Vivint Wireless, has awarded SARs to various key employees, pursuant to an omnibus incentive plan. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Wireless. The SARs are subject to a five year time-based ratable vesting period. In connection with this plan, 17,500 SARs were outstanding as of June 30, 2017. The Company does not intend to issue any additional Wireless SARs.

The fair value of the Vivint Wireless awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility of 65%, expected dividends of 0%; expected exercise term between 6.00 and 6.50 years; and risk-free rates between 1.51% and 1.77%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Wireless awards.

Stock-based compensation expense in connection with all stock-based awards is presented as follows (in thousands):

	Six Months Ended June 30,
	2017	2016
Operating expenses	$40	$31
Selling expenses	110	(239)
General and administrative expenses	736	3,038

Total stock-based compensation	$886	$2,830

Stock-based compensation expense presented in selling expenses was negative for the six months ended June 30, 2016 due to a retrospective adjustment in the grant-date fair value of a series of stock-based awards. Stock-based compensation expense included in general and administrative expenses for both the three and six months ended June 30, 2016 included $2.2 million of compensation related to an equity repurchase by 313 from one of the Company’s executives.

Capital Contribution—In April 2016, APX Parent Holdco, Inc. (“Parent”), the parent company of the Company, completed the first installment of an issuance and sale to certain investors of a series of preferred stock and contributed the net proceeds from such issuance of $69.8 million to the Company as an equity contribution. In July 2016, Parent completed the final installment of the issuance and sale to certain investors of such series of preferred stock and, in August 2016, contributed the net proceeds from such issuance of $30.6 million to the Company as an equity contribution. Both issuances were private placements exempt from registration under the U.S. Securities Act of 1933, as amended (the “Securities Act”).

NOTE 12—STOCK-BASED COMPENSATION AND EQUITY

313 Incentive Units

The Company’s indirect parent, 313 Acquisition LLC (“313”), which is wholly owned by the Investors, has authorized the award of profits interests, representing the right to share a portion of the value appreciation on the initial capital contributions to 313 (“Incentive Units”). In March 2015, a total of 4,315,106 Incentive Units previously issued to the Company’s Chief Executive Officer and President were voluntarily relinquished. The Company recorded all unrecognized stock-based compensation associated with such Incentive Units at the time the Incentive Units were relinquished. As of December 31, 2016, a total of 85,882,836 Incentive Units had been awarded, and were outstanding, to current and former members of senior management and a board member, of which 42,169,456 were issued to the Company’s Chief Executive Officer and President. The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates (“Blackstone”). The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. The fair value of stock-based awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The grant date fair value was determined using a Monte Carlo simulation valuation approach with the following assumptions: expected volatility varies from 55% to 125%; expected exercise term between 3.96 and 6.00 years; and risk-free rate between 0.62% and 1.18%.

A summary of the Incentive Unit activity for the years ended December 31, 2016 and 2015 is presented below:

	Incentive Units	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	74,527,942	$1.03	8.19	$20,145,882
Granted	3,850,000	2.40
Forfeited	(4,415,106)	1.03
Exercised	—	—

Outstanding, December 31, 2015	73,962,836	1.06	7.31	104,562,869
Granted	12,825,000	1.93
Forfeited	(905,000)	1.09
Exercised	—	—

Outstanding, December 31, 2016	85,882,836	1.19	6.81	—

Unvested shares expected to vest after December 31, 2016	66,186,360	1.23	6.99	—
Exercisable at December 31, 2016	19,696,476	$1.03	6.21	$—

As of December 31, 2016, there was $1.8 million of unrecognized compensation expense related to outstanding Incentive Units, which will be recognized over a weighted-average period of 1.57 years. As of December 31, 2016 and 2015, the weighted average grant date fair value of the outstanding incentive units was $0.30 and $0.38, respectively.

Vivint Stock Appreciation Rights

The Company’s subsidiary, Vivint Group, Inc. (“Vivint Group”), has awarded Stock Appreciation Rights (“SARs”) to various levels of key employees. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Group. The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313. The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. In connection with this plan, 21,993,158 SARs were outstanding as of December 31, 2016. In addition, 53,621,891 SARs have been set aside for funding incentive compensation pools pursuant to long-term incentive plans established by the Company. On April 1, 2015, a new plan was created and all issued and outstanding Vivint, Inc. (“Vivint”) SARs were re-granted and all reserved SARs were converted under the new Vivint Group plan. The Company assessed the conversion of the SARs as a modification of equity instruments. The restructuring did not change the fair value of the existing awards and as such, no incremental compensation expense was incurred as a result of the restructuring.

The fair value of the Vivint Group awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility varies from 55% to 125%, expected dividends of 0%; expected exercise term between 6.00 and 6.47 years; and risk-free rates between 0.61% and 1.77%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Group awards.

A summary of the SAR activity for the years ended December 31, 2016 and 2015 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	6,696,660	$1.04	8.62	$1,734,748
Converted	3,259,934	0.70	8.62
Granted	11,186,936	1.03
Forfeited	(2,307,172)	0.80
Exercised	(172,221)	0.68

Outstanding, December 31, 2015	18,664,137	0.87	8.66	3,628,498
Granted	5,649,573	1.22
Forfeited	(2,320,552)	0.92
Exercised	—	—

Outstanding, December 31, 2016	21,993,158	0.96	8.23	—

Unvested shares expected to vest after December 31, 2016	19,334,407	0.98	8.37	—
Exercisable at December 31, 2016	2,658,751	$0.78	7.20	$—

As of December 31, 2016, there was $0.9 million of unrecognized compensation expense related to outstanding Vivint awards, which will be recognized over a weighted-average period of 2.81 years. As of December 31, 2016 and 2015, the weighted average grant date fair value of the outstanding SARs was $0.22 and $0.25, respectively.

Wireless Stock Appreciation Rights

The Company’s subsidiary, Vivint Wireless, has awarded SARs to various key employees. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Wireless. The SARs are subject to a five year time-based ratable vesting period. In connection with this plan, 17,500 SARs were outstanding as of December 31, 2016. The Company does not intend to issue any additional Wireless SARs.

The fair value of the Vivint Wireless awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility of 65%, expected dividends of 0%; expected exercise term between 6.00 and 6.50 years; and risk-free rates between 1.51% and 1.77%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Wireless awards.

A summary of the SAR activity for the year ended December 31, 2016 and 2015 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	70,000	$5.00	8.41	—
Granted	11,000	65.84
Forfeited	—	—
Exercised	—	—

Outstanding, December 31, 2015	81,000	13.26	7.66	—
Granted	—	—
Forfeited	(63,500)	15.54
Exercised	—	—

Outstanding, December 31, 2016	17,500	5.00	6.41	—

Unvested shares expected to vest after December 31, 2016	7,000	5.00	6.41	—
Exercisable, December 31, 2016	10,500	$5.00	6.41	—

As of December 31, 2016, there was an immaterial amount of unrecognized compensation expense related to all Vivint Wireless awards. As of December 31, 2016 and 2015, the weighted average grant date fair value of the outstanding SARs was $2.30 and $6.02, respectively.

Stock-based compensation expense in connection with all stock-based awards for the years ended December 31, 2016, 2015 and 2014 is allocated as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
Operating expenses	$68	$71	$63
Selling expenses	(127)	578	185
General and administrative expenses	3,927	2,472	1,688

Total stock-based compensation	$3,868	$3,121	$1,936

Stock-based compensation expense presented in selling expenses was negative for the year ended December 31, 2016 due to a retrospective adjustment in the grant-date fair value of a series of stock-based awards. Stock-based compensation expense included in general and administrative expenses for the year ended December 31, 2016 included $2.2 million of compensation related to an equity repurchase by 313 from one of the Company’s executives.

Capital Contribution

In April 2016, Parent completed the first installment of an issuance and sale to certain investors of a series of preferred stock and contributed the net proceeds from such issuance of $69.8 million to the Company as an equity contribution. In July 2016, Parent completed the final installment of the issuance and sale to certain investors of such series of preferred stock and, in August 2016, contributed the net proceeds from such issuance of $30.6 million to the Company as an equity contribution. Both issuances were private placements exempt from registration under the Securities Act.